Earnings per share (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Earnings Per Share

	2020	2019	2018
Earnings attributable to BHP shareholders (US$M)
- Continuing operations	7,956	8,648	6,652
- Total	7,956	8,306	3,705
Weighted average number of shares (Million)
- Basic	5,057	5,180	5,323
- Diluted	5,069	5,193	5,337
Basic earnings per ordinary share (US cents)
- Continuing operations	157.3	166.9	125.0
- Total	157.3	160.3	69.6
Diluted earnings per ordinary share (US cents)
- Continuing operations	157.0	166.5	124.6
- Total	157.0	159.9	69.4